1

Wilmington Diversified Income Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

Series 2012-114, Class VM, 3.50%, 10/25/25	$81,764	$84,369

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.45%, 02/25/34Δ	7,844	7,522

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.25%, 11/25/35Δ	1,624	1,540

TOTAL WHOLE LOAN		$9,062

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $100,795)		$93,431

CORPORATE BONDS – 10.5%

AEROSPACE & DEFENSE – 0.3%

Boeing Co. (The), Sr. Unsecured, 2.75%, 02/01/26	45,000	47,163

L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	15,000	16,386

Raytheon Technologies Corp., Sr. Unsecured, 3.50%, 03/15/27	25,000	28,161

TOTAL AEROSPACE & DEFENSE		$91,710

AUTOMOTIVE – 0.3%

General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 07/06/21	40,000	40,363

PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 05/10/22	55,000	56,713

TOTAL AUTOMOTIVE		$97,076

BEVERAGES – 0.2%

Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 02/01/46	20,000	25,093

Keurig Dr. Pepper, Inc., Company Guaranteed

2.70%, 11/15/22	40,000	41,410

3.20%, 05/01/30	15,000	16,653

TOTAL BEVERAGES		$83,156

BIOTECHNOLOGY – 0.1%

Amgen, Inc., Sr. Unsecured, 4.40%, 05/01/45	25,000	31,213

CAPITAL MARKETS – 0.9%

Goldman Sachs Group, Inc. (The), Sr. Unsecured

(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	55,000	59,980

(3 Month USD LIBOR + 1.51%), 3.69%, 06/05/28Δ	35,000	39,659

JPMorgan Chase & Co., Sr. Unsecured, 2.52%, 04/22/31Δ	50,000	52,431

Description	Par Value	Value

Morgan Stanley, Sr. Unsecured, MTN, (SOFRRATE + 3.12%), 3.62%, 04/01/31Δ	$70,000	$79,956

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	10,000	11,644

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 04/01/22	18,000	18,478

U.S. Bancorp, Series V, Sr. Unsecured, 2.63%, 01/24/22	45,000	45,967

TOTAL CAPITAL MARKETS		$308,115

COMMERCIAL SERVICES & SUPPLIES – 0.1%

Global Payments, Inc., Sr. Unsecured, 3.75%, 06/01/23	50,000	53,295

COMPUTERS – 0.1%

Hewlett Packard Enterprise Co., Sr. Unsecured, 3.50%, 10/05/21	50,000	50,949

DIVERSIFIED FINANCIAL SERVICES – 1.8%

Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	22,123

BlackRock, Inc., Sr. Unsecured, 3.38%, 06/01/22	38,000	39,559

Capital One Financial Corp., Sr. Unsecured, 2.60%, 05/11/23	30,000	31,389

Citigroup, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 07/24/23Δ	35,000	36,256

Fifth Third Bancorp, Sr. Unsecured

3.50%, 03/15/22	100,000	103,359

2.55%, 05/05/27	15,000	16,247

Fifth Third Bancorp, Subordinated, 4.30%, 01/16/24	20,000	22,104

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	149,599

Huntington Bancshares, Inc., Sr. Unsecured

2.63%, 08/06/24	25,000	26,732

2.55%, 02/04/30	50,000	53,117

Truist Financial Corp., Sr. Unsecured, 2.90%, 03/03/21	30,000	30,001

Wells Fargo & Co., Series M, Subordinated, 3.45%, 02/13/23	35,000	36,985

Wells Fargo & Co., Sr. Unsecured, (SOFRRATE + 2.00%), 2.19%, 04/30/26Δ	25,000	26,220

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	40,000	47,638

TOTAL DIVERSIFIED FINANCIAL SERVICES		$641,329

ELECTRIC – 0.4%

American Electric Power Co., Inc., Series M, Sr. Unsecured, 0.75%, 11/01/23	25,000	25,075

January 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

DTE Energy Co., Series F, Sr. Unsecured,
3.85%, 12/01/23	$10,000	$10,852

FirstEnergy Corp., Sr. Unsecured,
2.05%, 03/01/25	100,000	99,779

TOTAL ELECTRIC		$135,706

ENVIRONMENTAL CONTROL – 0.2%

Waste Management, Inc., Company Guaranteed

3.50%, 05/15/24	35,000	38,140

4.10%, 03/01/45	25,000	30,277

TOTAL ENVIRONMENTAL CONTROL		$68,417

FOOD & STAPLES RETAILING – 0.9%

Archer-Daniels-Midland Co., Sr. Unsecured,
3.25%, 03/27/30	20,000	22,534

Campbell Soup Co., Sr. Unsecured

3.30%, 03/19/25	40,000	43,605

3.13%, 04/24/50	50,000	51,156

Conagra Brands, Inc., Sr. Unsecured,
4.60%, 11/01/25	40,000	46,571

Kroger Co. (The), Sr. Unsecured

2.80%, 08/01/22	35,000	36,203

5.40%, 01/15/49	50,000	70,622

McCormick & Co., Inc., Sr. Unsecured,
2.50%, 04/15/30	35,000	37,047

TOTAL FOOD & STAPLES RETAILING		$307,738

HEALTHCARE-PRODUCTS – 0.1%

DH Europe Finance II Sarl, Company Guaranteed,
2.20%, 11/15/24	45,000	47,717

HEALTHCARE-SERVICES – 0.2%

Anthem, Inc., Sr. Unsecured,
3.65%, 12/01/27	30,000	34,614

UnitedHealth Group, Inc., Sr. Unsecured

2.75%, 02/15/23	25,000	26,097

2.95%, 10/15/27	25,000	27,808

TOTAL HEALTHCARE-SERVICES		$88,519

HOME FURNISHINGS – 0.3%

Whirlpool Corp., Sr. Unsecured

4.70%, 06/01/22	65,000	68,554

4.60%, 05/15/50	30,000	37,269

TOTAL HOME FURNISHINGS		$105,823

HOUSEHOLD PRODUCTS/WARES – 0.0%**

Church & Dwight Co., Inc., Sr. Unsecured,
3.95%, 08/01/47	15,000	17,931

INSURANCE – 0.9%

American International Group, Inc., Sr. Unsecured,
3.30%, 03/01/21	60,000	59,998

Aon PLC, Company Guaranteed,
4.00%, 11/27/23	40,000	43,617

CNA Financial Corp., Sr. Unsecured,
3.95%, 05/15/24	35,000	38,574

Lincoln National Corp., Sr. Unsecured,
3.63%, 12/12/26	25,000	28,493

Description	Par Value	Value

W.R. Berkley Corp., Sr. Unsecured

4.63%, 03/15/22	$60,000	$62,780

4.75%, 08/01/44	45,000	57,338

4.00%, 05/12/50	30,000	35,503

TOTAL INSURANCE		$326,303

MACHINERY – 0.2%

Caterpillar, Inc., Sr. Unsecured,
2.60%, 04/09/30#	25,000	27,089

Roper Technologies, Inc., Sr. Unsecured,
2.00%, 06/30/30	30,000	30,185

TOTAL MACHINERY		$57,274

MEDIA – 0.4%

ViacomCBS, Inc., Sr. Unsecured

4.60%, 01/15/45	75,000	88,610

4.95%, 05/19/50	25,000	31,551

Walt Disney Co. (The) / TWDC Enterprises 18 Corp., Company Guaranteed, GMTN, 4.13%, 06/01/44	10,000	12,185

TOTAL MEDIA		$132,346

MISCELLANEOUS MANUFACTURING – 0.4%

Illinois Tool Works, Inc., Sr. Unsecured,
3.50%, 03/01/24	45,000	48,834

Textron, Inc., Sr. Unsecured,
3.65%, 03/01/21	20,000	20,050

Trane Technologies Luxembourg Finance SA, Company Guaranteed, 3.50%, 03/21/26	55,000	61,662

TOTAL MISCELLANEOUS MANUFACTURING		$130,546

OIL & GAS – 0.5%

Marathon Petroleum Corp., Sr. Unsecured,
3.63%, 09/15/24	20,000	21,810

Phillips 66, Company Guaranteed

4.30%, 04/01/22	20,000	20,950

0.90%, 02/15/24	15,000	15,031

3.85%, 04/09/25	10,000	11,167

Pioneer Natural Resources Co., Sr. Unsecured

1.13%, 01/15/26	15,000	15,027

2.15%, 01/15/31	15,000	14,865

Shell International Finance BV, Company Guaranteed,
3.25%, 05/11/25	25,000	27,650

Valero Energy Corp., Sr. Unsecured

4.00%, 04/01/29	30,000	33,197

4.90%, 03/15/45	10,000	11,608

TOTAL OIL & GAS		$171,305

PHARMACEUTICALS – 0.3%

AbbVie, Inc., Sr. Unsecured

4.25%, 11/14/28	25,000	29,637

4.40%, 11/06/42	20,000	24,456

Bristol-Myers Squibb Co., Sr. Unsecured,
2.75%, 02/15/23	25,000	26,161

Zoetis, Inc., Sr. Unsecured,
3.95%, 09/12/47	20,000	24,186

TOTAL PHARMACEUTICALS		$104,440

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

PIPELINES – 0.7%

Energy Transfer Operating LP, Company Guaranteed

3.60%, 02/01/23	$35,000	$36,562

4.20%, 04/15/27	40,000	44,232

3.75%, 05/15/30	15,000	15,799

Kinder Morgan, Inc., Company Guaranteed, 5.20%, 03/01/48	40,000	49,190

MPLX LP, Sr. Unsecured, 4.00%, 03/15/28	30,000	34,198

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	45,000	54,646

Spectra Energy Partners LP, Company Guaranteed, 4.50%, 03/15/45	25,000	28,841

TOTAL PIPELINES		$263,468

REAL ESTATE INVESTMENT TRUSTS – 0.5%

American Tower Corp., Sr. Unsecured, 5.00%, 02/15/24	15,000	16,912

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	25,000	28,109

Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 05/01/25	15,000	16,635

Healthpeak Properties, Inc., Sr. Unsecured, 2.88%, 01/15/31	50,000	53,833

Welltower, Inc., Sr. Unsecured, 3.63%, 03/15/24	55,000	59,839

TOTAL REAL ESTATE INVESTMENT TRUSTS		$175,328

RETAIL – 0.0%**

McDonald’s Corp., Sr. Unsecured, MTN, 1.45%, 09/01/25	15,000	15,494

SEMICONDUCTORS – 0.1%

Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	36,592

TELECOMMUNICATIONS – 0.2%

AT&T, Inc., Sr. Unsecured

4.50%, 05/15/35	15,000	17,774

3.55%, 09/15/55Ω	29,000	27,744

Verizon Communications, Inc., Sr. Unsecured, 1.75%, 01/20/31	35,000	34,492

TOTAL TELECOMMUNICATIONS		$80,010

TRANSPORTATION – 0.3%

FedEx Corp., Company Guaranteed

3.88%, 08/01/42	30,000	33,631

4.10%, 02/01/45	15,000	17,146

Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 09/01/22	10,000	10,307

Union Pacific Corp., Sr. Unsecured, 3.15%, 03/01/24	45,000	48,669

TOTAL TRANSPORTATION		$109,753

TRUCKING & LEASING – 0.1%

GATX Corp., Sr. Unsecured, 5.20%, 03/15/44	20,000	26,450

TOTAL CORPORATE BONDS (COST $3,407,217)		$3,758,003

Description	Number of Shares	Value

COMMON STOCKS – 39.1%

COMMUNICATION SERVICES – 2.3%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.8%

AT&T, Inc.	13,070	$374,194

Verizon Communications, Inc.	4,565	249,934

		$624,128

MEDIA – 0.5%

Omnicom Group, Inc.	2,970	185,268

TOTAL COMMUNICATION SERVICES		$809,396

CONSUMER DISCRETIONARY – 2.9%

HOTELS, RESTAURANTS & LEISURE – 1.1%

McDonald’s Corp.	830	172,507

Restaurant Brands International, Inc.	4,000	230,800

		$403,307

MULTILINE RETAIL – 1.1%

Target Corp.	2,165	392,233

SPECIALTY RETAIL – 0.7%

Home Depot, Inc. (The)	960	259,987

TOTAL CONSUMER DISCRETIONARY		$1,055,527

CONSUMER STAPLES – 2.6%

BEVERAGES – 0.7%

PepsiCo., Inc.	1,930	263,580

HOUSEHOLD PRODUCTS – 1.1%

Procter & Gamble Co. (The)	3,015	386,553

TOBACCO – 0.8%

Philip Morris International, Inc.	3,515	279,970

TOTAL CONSUMER STAPLES		$930,103

ENERGY – 2.3%

OIL, GAS & CONSUMABLE FUELS – 2.3%

Chevron Corp.	3,450	293,940

ConocoPhillips	6,260	250,588

Exxon Mobil Corp.	2,470	110,755

Valero Energy Corp.	2,755	155,464

TOTAL ENERGY		$810,747

FINANCIALS – 8.3%

BANKS – 4.3%

JPMorgan Chase & Co.	4,525	582,232

KeyCorp.	10,700	180,402

Toronto-Dominion Bank (The)	4,810	272,198

U.S. Bancorp	6,935	297,165

United Bankshares, Inc.	6,800	215,288

		$1,547,285

CAPITAL MARKETS – 1.8%

BlackRock, Inc.	490	343,617

Main Street Capital Corp.	60	1,909

Morgan Stanley	4,415	296,026

		$641,552

January 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

DIVERSIFIED FINANCIAL SERVICES – 0.7%

Citigroup, Inc.	4,575	$265,304

INSURANCE – 1.5%

MetLife, Inc.	5,985	288,178

Old Republic International Corp.	12,630	228,603

		$516,781

TOTAL FINANCIALS		$2,970,922

HEALTH CARE – 5.3%

BIOTECHNOLOGY – 0.5%

Amgen, Inc.	790	190,730

HEALTH CARE PROVIDERS & SERVICES – 0.9%

CVS Health Corp.	4,575	327,799

PHARMACEUTICALS – 3.9%

Bristol-Myers Squibb Co.	4,425	271,828

Johnson & Johnson	2,930	477,971

Merck & Co., Inc.	3,435	264,735

Pfizer, Inc.	9,680	347,512

Viatris, Inc.*	1,200	20,388

		$1,382,434

TOTAL HEALTH CARE		$1,900,963

INDUSTRIALS – 5.0%

AEROSPACE & DEFENSE – 1.0%

Lockheed Martin Corp.	1,050	337,911

AIR FREIGHT & LOGISTICS – 1.1%

United Parcel Service, Inc.	2,625	406,875

BUILDING PRODUCTS – 0.8%

Johnson Controls International PLC	6,050	301,411

ELECTRICAL EQUIPMENT – 1.5%

Emerson Electric Co.	4,290	340,411

nVent Electric PLC	8,050	180,159

		$520,570

MACHINERY – 0.6%

Caterpillar, Inc.	1,195	218,494

TOTAL INDUSTRIALS		$1,785,261

INFORMATION TECHNOLOGY – 4.8%

COMMUNICATIONS EQUIPMENT – 1.1%

Cisco Systems, Inc.	9,100	405,678

IT SERVICES – 0.6%

International Business Machines Corp.	1,780	212,016

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.1%

Broadcom, Inc.	1,070	482,035

QUALCOMM, Inc.	3,865	604,022

		$1,086,057

TOTAL INFORMATION TECHNOLOGY		$1,703,751

Description	Number of Shares	Value

MATERIALS – 1.9%

CHEMICALS – 1.9%

Dow, Inc.	6,980	$362,262

Nutrien Ltd.	6,495	319,359

TOTAL MATERIALS		$681,621

REAL ESTATE – 1.1%

REAL ESTATE INVESTMENT TRUSTS – 1.1%

AvalonBay Communities, Inc.	1,275	208,679

Crown Castle International Corp.	1,090	173,594

TOTAL REAL ESTATE		$382,273

UTILITIES – 2.6%

ELECTRIC UTILITIES – 2.6%

American Electric Power Co., Inc.	2,910	235,448

Duke Energy Corp.	2,215	208,210

FirstEnergy Corp.	6,575	202,247

NextEra Energy, Inc.	3,450	279,002

TOTAL UTILITIES		$924,907

TOTAL COMMON STOCKS (COST $11,577,882)		$13,955,471

	Par Value

ENHANCED EQUIPMENT TRUST CERTIFICATE – 0.1%

AIRLINES – 0.1%

Delta Air Lines, 2007-1, Series A,
Pass-Through Certificates, 6.82%, 08/10/22	$29,321	29,976

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATE
(COST $28,647)		$29,976

GOVERNMENT AGENCIES – 0.9%

FEDERAL HOME LOAN BANK (FHLB) – 0.1%

3.25%, 11/16/28#	$35,000	41,337

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.8%

0.36%, 05/15/24	270,000	270,274

TOTAL GOVERNMENT AGENCIES (COST $304,645)		$311,611

MORTGAGE-BACKED SECURITIES – 5.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.3%

Pool C00478, 8.50%, 09/01/26	637	734

Pool A15865, 5.50%, 11/01/33	20,020	22,859

Pool A19412, 5.00%, 03/01/34	39,192	45,431

Pool G05774, 5.00%, 01/01/40	104,104	118,120

Pool C03517, 4.50%, 09/01/40	12,127	13,477

Pool C03849, 3.50%, 04/01/42	23,913	25,965

Pool C04305, 3.00%, 11/01/42	101,505	108,977

Pool C09020, 3.50%, 11/01/42	79,028	85,675

Pool G07889, 3.50%, 08/01/43	17,766	19,255

Pool Q23891, 4.00%, 12/01/43	15,033	16,368

Pool G60038, 3.50%, 01/01/44	62,511	67,768

Pool ZS4693, 3.00%, 12/01/46	72,837	77,370

Pool SD8000, 3.00%, 07/01/49	32,177	33,820

Pool SD8012, 4.00%, 09/01/49	1,551	1,661

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

Pool SD8037, 2.50%, 01/01/50	$111,694	$117,596

Pool RA2480, 2.50%, 07/01/50	12,870	13,606

Pool SD8104, 1.50%, 11/01/50	46,425	46,670

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$815,352

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.0%

Pool AB4089, 3.00%, 12/01/26	11,019	11,608

Pool 533246, 7.50%, 04/01/30	1,906	1,960

Pool AJ4050, 4.00%, 10/01/41	38,060	41,833

Pool AX5302, 4.00%, 01/01/42	13,237	14,585

Pool AT7899, 3.50%, 07/01/43	34,526	37,015

Pool AS0302, 3.00%, 08/01/43	39,728	42,363

Pool AL6325, 3.00%, 10/01/44	36,540	39,285

Pool BC0830, 3.00%, 04/01/46	38,304	40,688

Pool BC9468, 3.00%, 06/01/46	13,359	14,133

Pool BE1899, 3.00%, 11/01/46	63,102	67,029

Pool BD7166, 4.50%, 04/01/47	36,852	40,175

Pool BE3625, 3.50%, 05/01/47	56,187	59,898

Pool BE3702, 4.00%, 06/01/47	80,028	86,417

Pool BE3767, 3.50%, 07/01/47	6,684	7,133

Pool BH9215, 3.50%, 01/01/48	17,998	19,206

Pool BJ0650, 3.50%, 03/01/48	109,798	116,983

Pool BJ9169, 4.00%, 05/01/48	40,564	43,594

Pool BK4764, 4.00%, 08/01/48	30,987	33,302

Pool MA3444, 4.50%, 08/01/48	21,931	23,832

Pool BN1628, 4.50%, 11/01/48	10,745	11,781

Pool BN3956, 4.00%, 01/01/49	15,271	16,412

Pool MA3871, 3.00%, 12/01/49	43,264	45,478

Pool CA5353, 3.50%, 03/01/50	117,689	124,814

Pool FM4994, 2.00%, 12/01/50	71,645	74,352

Pool MA4208, 2.00%, 12/01/50	47,683	49,272

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,063,148

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 354677, 7.50%, 10/15/23	3,262	3,490

Pool 354765, 7.00%, 02/15/24	5,527	6,117

Pool 354827, 7.00%, 05/15/24	3,676	4,073

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$13,680

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,821,493)		$1,892,180

U.S. TREASURY OBLIGATIONS – 7.4%

U.S. TREASURY BONDS – 2.0%

4.75%, 02/15/37	21,000	31,183

4.38%, 05/15/40	120,000	176,526

3.63%, 02/15/44	87,000	118,937

3.38%, 05/15/44	139,000	183,357

3.13%, 08/15/44	11,000	13,984

3.00%, 11/15/44	53,000	66,103

3.00%, 11/15/45#	8,000	10,018

3.00%, 02/15/47	21,000	26,395

3.00%, 05/15/47	30,000	37,744

2.00%, 02/15/50	50,000	51,994

TOTAL U.S. TREASURY BONDS		$716,241

Description	Par Value	Value

U.S. TREASURY NOTES – 5.4%

1.63%, 11/15/22	$46,000	$47,240

1.75%, 05/15/23	405,000	419,982

2.00%, 04/30/24	170,000	179,857

1.75%, 07/31/24	30,000	31,590

2.25%, 11/15/24	80,000	85,991

2.00%, 02/15/25	115,000	122,869

2.13%, 05/15/25	140,000	150,697

2.00%, 08/15/25	35,000	37,592

2.25%, 11/15/25	5,000	5,439

1.63%, 05/15/26	195,000	206,615

1.50%, 08/15/26	90,000	94,799

2.25%, 08/15/27	460,000	506,252

2.38%, 05/15/29	50,000	55,827

TOTAL U.S. TREASURY NOTES		$1,944,750

TOTAL U.S. TREASURY OBLIGATIONS (COST $2,392,257)		$2,660,991

	Number of Shares

INVESTMENT COMPANIES – 34.1%

EXCHANGE-TRADED FUNDS – 30.5%

iShares iBoxx High Yield Corporate Bond ETF#	21,300	1,852,461

iShares International Select Dividend ETF#	227,000	6,703,310

SPDR Dow Jones International Real Estate ETF#	42,625	1,433,905

Vanguard REIT ETF	10,700	909,072

TOTAL EXCHANGE-TRADED FUNDS		$10,898,748

INFLATION-PROTECTED SECURITIES FUND – 3.6%

Vanguard Inflation-Protected Securities Fund, Admiral Shares	44,860	1,276,271

TOTAL INVESTMENT COMPANIES (COST $13,003,244)		$12,175,019

MONEY MARKET FUND – 2.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	841,743	841,743

TOTAL MONEY MARKET FUND (COST $841,743)		$841,743

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 27.7%

REPURCHASE AGREEMENTS – 27.7%

Bank of America Securities, Inc., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $1,835,977 collateralized by U.S. Government Agency Securities, 1.50%to 2.50%, maturing 9/01/50 to 2/01/51;total market value of $1,872,687.	$1,835,968	1,835,968

Bank of Montreal, 0.06%, dated 1/29/21, due 2/01/21, repurchase price $730,894 collateralized by U.S. Government Agency Securities, 1.50% to 4.50%,maturing 1/01/36 to 1/01/51; total market value of $745,508.	730,890	730,890

January 31, 2021 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

Citigroup Global Markets Ltd., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $1,835,977 collateralized by U.S. Government Agency & Treasury Securities, 0.38% to 8.50%, maturing 2/01/23 to 1/01/59; total market value of $1,872,687.	$1,835,968	$1,835,968

Daiwa Capital Markets America, 0.07%, dated 1/29/21, due 2/01/21, repurchase price $1,835,979 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/11/21 to 2/01/51; total market value of $1,872,687.	1,835,968	1,835,968

HSBC Securities USA, Inc., 0.05%, dated 1/29/21, due 2/01/21, repurchase price $1,835,976 collateralized by U.S. Government Agency Securities, 2.50%to 5.00%, maturing 10/20/40 to 10/20/50;total market value of $1,872,687.	1,835,968	1,835,968

RBC Dominion Securities, Inc., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $1,835,977 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.63%, maturing 2/18/21 to 1/20/51; total market value of $1,872,687.	1,835,968	1,835,968

TOTAL REPURCHASE AGREEMENTS (COST $9,910,730)		$9,910,730

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,910,730)		$9,910,730

TOTAL INVESTMENTS – 127.7% (COST $43,388,653)		$45,629,155

COLLATERAL FOR SECURITIES ON LOAN – (27.7%)		(9,910,730)

OTHER ASSETS LESS LIABILITIES – 0.0%**		2,607

TOTAL NET ASSETS – 100.0%		$35,721,032

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Diversified Income Fund (concluded)

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements.The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Collateralized Mortgage Obligations	$—	$93,431	$—	$93,431

Common Stocks	13,955,471	—	—	13,955,471

Corporate Bonds	—	3,758,003	—	3,758,003

Enhanced Equipment Trust Certificate	—	29,976	—	29,976

Government Agencies	—	311,611	—	311,611

Mortgage-Backed Securities	—	1,892,180	—	1,892,180

U.S. Treasury Obligations	—	2,660,991	—	2,660,991

Investment Companies	12,175,019	—	—	12,175,019

Money Market Fund	841,743	—	—	841,743

Repurchase Agreements	—	9,910,730	—	9,910,730

Total	$26,972,233	$18,656,922	$—	$45,629,155

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2021, these liquid restricted securities amounted to $177,343 representing 0.50% of total net assets.

#	Security, or a portion thereof, is on loan.

*	Non-income producing security.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

ETF	Exchange-Traded Fund

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SOFRRATE	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depositary Receipt

USD	United States Dollar

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2021 (unaudited)